Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
23.	Segment Information
Canon reports in four segments: the Printing Business Unit, the Imaging Business Unit, the Medical Business Unit, and the Industrial and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.
Based on the realignment of Canon’s internal reporting and management structure, from 2021, Canon has changed the name and structure of segments from Office Business Unit, Imaging System Business Unit, Medical System Business Unit and Industry and Others Business Unit to Printing Business Unit, Imaging Business Unit, Medical Business Unit, and Industrial and Others Business Unit. Major changes include moving Inkjet printers from Imaging System Business Unit to the Printing Business Unit, the same business unit as Office multifunction devices (MFDs) and Laser multifunction printers (MFPs), and moving Network cameras from Industry and Others Business Unit to the Imaging Business Unit, the same business unit as Interchangeable-lens digital cameras. Prior period amounts also have been reclassified.
The primary products included in each segment are as follows:

Printing Business Unit:	Office multifunction devices (MFDs) / Document solutions/ Laser multifunction printers (MFPs) / Laser printers /Inkjet printers / Image scanners / Calculators / Digital continuous feed presses / Digital sheet-fed
presses / Large format printers

Imaging Business Unit:	Interchangeable-lens digital cameras / Interchangeable lenses / Digital compact cameras /Compact photo printers / Network cameras / Video management software / Video content analytics software / Digital camcorders / Digital cinema cameras / Broadcast equipment /Multimedia projectors

Medical Business Unit:	Computed tomography (CT) systems / Diagnostic ultrasound systems / Diagnostic
X-ray
systems / Magnetic resonance imaging (MRI) systems / Clinical chemistry analyzers / Digital radiography systems / Ophthalmic equipment

Industrial and Others Business Unit:	Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment /OLED display manufacturing equipment / Vacuum thin-film deposition equipment / Die bonders / Handy terminals / Document scanners
The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluate results and allocate resources for each segment based on income before income taxes.
Information about operating results and assets for each segment as of and for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Printing	Imaging	Medical	Industrial and Others	Corporate and eliminations	Consolidated

	(Millions of yen)
2021:
Net sales:
External customers	1,934,012	651,494	480,029	449,915	(2,093)	3,513,357
Intersegment	4,835	2,038	333	95,827	(103,033)	—

Total	1,938,847	653,532	480,362	545,742	(105,126)	3,513,357
Operating cost and expenses	1,713,154	574,814	450,942	501,434	(8,905)	3,231,439

Operating profit	225,693	78,718	29,420	44,308	(96,221)	281,918
Other income (deductions)	7,259	(256)	4,876	342	8,567	20,788

Income before income taxes	232,952	78,462	34,296	44,650	(87,654)	302,706

Total assets	1,009,922	236,143	311,247	345,883	2,847,693	4,750,888
Depreciation and amortization	69,549	21,840	12,435	27,677	89,745	221,246
Capital expenditures	63,609	12,069	11,888	25,759	65,675	179,000

2020:
Net sales:
External customers	1,800,898	539,560	435,368	385,177	(760)	3,160,243
Intersegment	3,529	1,754	706	76,345	(82,334)	—

Total	1,804,427	541,314	436,074	461,522	(83,094)	3,160,243
Operating cost and expenses	1,657,319	535,584	410,830	441,006	4,957	3,049,696

Operating profit	147,108	5,730	25,244	20,516	(88,051)	110,547
Other income (deductions)	5,076	(778)	300	1,171	13,964	19,733

Income before income taxes	152,184	4,952	25,544	21,687	(74,087)	130,280

Total assets	913,931	239,605	286,749	348,614	2,836,715	4,625,614
Depreciation and amortization	69,725	22,201	11,781	28,720	95,398	227,825
Capital expenditures	56,613	12,540	7,244	21,276	64,054	161,727

2019:
Net sales:
External customers	2,089,024	660,105	437,456	405,114	1,600	3,593,299
Intersegment	3,440	1,601	1,069	88,670	(94,780)	—

Total	2,092,464	661,706	438,525	493,784	(93,180)	3,593,299
Operating cost and expenses*	1,908,436	634,773	411,781	465,197	(1,308)	3,418,879

Operating profit	184,028	26,933	26,744	28,587	(91,872)	174,420
Other income (deductions)	6,066	905	539	—	13,563	21,073

Income before income taxes	190,094	27,838	27,283	28,587	(78,309)	195,493

Total assets	1,002,778	288,545	273,525	310,110	2,896,960	4,771,918
Depreciation and amortization	74,958	24,561	11,760	29,086	96,962	237,327
Capital expenditures	61,789	18,929	7,074	28,436	95,000	211,228

*
During 2019, the Company implemented a restructuring plan centered in Europe with the goal of reorganizing sales structure and improving profitability mainly in the Printing Business Unit. The employee severance charges in the Printing Business Unit under the plan for the year ended December 31, 2019 were ¥15,656 million and most of the charges are included in selling, general and administrative expenses in the consolidated statements of income. The restructuring charges for the years ended December 31, 2021 and 2020 were not significant.
Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Amortization costs of identified intangible assets resulting from the purchase price allocation of Toshiba Medical Systems Corporation (currently, Canon Medical Systems Corporation) are also included in corporate expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill, identified intangible assets from acquisitions and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.
Information about sales by product and service to external customers for each segment for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Years ended December 31
	2021	2020	2019
	(Millions of yen)
Printing
Office multifunction devices	477,000	455,357	573,297
Office others	279,366	267,123	292,378
Office	756,366	722,480	865,675
Laser printers	560,159	502,157	624,597
Inkjet printers and Others	328,932	326,041	296,622
Prosumer	889,091	828,198	921,219
Production	288,555	250,220	302,130

Total	1,934,012	1,800,898	2,089,024
Imaging
Cameras	432,885	347,240	466,306
Network cameras and Others	218,609	192,320	193,799

Total	651,494	539,560	660,105
Medical
Diagnostic equipment	480,029	435,368	437,456

Industrial and Others
Lithography equipment	213,699	142,516	157,160
Industrial equipment	112,274	126,762	107,281
Others	123,942	115,899	140,673

Total	449,915	385,177	405,114

Corporate	(2,093)	(760)	1,600

Consolidated	3,513,357	3,160,243	3,593,299

Based on the realignment of Canon’s internal reporting and management structure, from the beginning of 2021, Canon has changed products category. Production includes Digital continuous feed presses, Digital sheet-fed
presses and Large format printers in the primary products. Network cameras and Others include Network cameras, Video management software, Video content analytics software, Digital camcorders, Digital cinema cameras, Broadcast equipment and Multimedia projectors in the primary products. Industrial equipment includes OLED display manufacturing equipment, Vacuum thin-film deposition equipment and Die bonders in the primary products. Prior period amounts also have been reclassified.
Information by major geographic area as of and for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019

	(Millions of yen)
Net sales:
Japan	830,378	806,305	872,534
Americas	968,839	852,451	1,029,078
Europe	894,898	795,616	882,480
Asia and Oceania	819,242	705,871	809,207

Total	3,513,357	3,160,243	3,593,299

Long-lived assets:
Japan	986,638	1,011,109	1,053,074
Americas	152,137	133,648	148,669
Europe	158,297	175,516	191,050
Asia and Oceania	141,915	143,265	159,217

Total	1,438,987	1,463,538	1,552,010

Net sales are attributed to areas based on the location where the products are shipped and the services are performed to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥907,909 million, ¥801,376 million and ¥958,442 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Long-lived
assets represent property, plant and equipment, intangible assets, and operating lease right-of-use
assets for each geographic area.